Segment reporting - Reconciles total consolidated revenues to the total segment revenues and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Total segment income	$ 152,158	$ 359,121	$ 379,170
Segment expenses	(145,823)	(120,580)	(132,691)
Total Burford-only segments
Segment reporting
Total segment income	132,885	347,407	354,701
Segment expenses	(142,188)	(116,621)	(123,591)
Capital provision
Segment reporting
Total segment income	99,754	320,023	316,823
Segment expenses	(87,420)	(55,139)	(72,252)
Asset Management and other services
Segment reporting
Total segment income	32,357	27,069	31,808
Segment expenses	(33,280)	(24,254)	(23,704)
Other Corporate
Segment reporting
Total segment income	774	315	6,070
Segment expenses	(21,488)	(37,228)	(27,635)
Total Consolidated
Segment reporting
Total segment income	152,158	359,121	379,170
Segment expenses	(145,823)	(120,580)	(132,691)
Total Consolidated | Capital provision
Segment reporting
Total segment income	129,577	341,050	351,656
Segment expenses	(91,055)	(59,098)	(81,352)
Total Consolidated | Asset Management and other services
Segment reporting
Total segment income	20,716	17,691	20,838
Segment expenses	(33,280)	(24,254)	(23,704)
Total Consolidated | Other Corporate
Segment reporting
Total segment income	1,865	380	6,676
Segment expenses	(21,488)	(37,228)	(27,635)
Adjustment for third-party interests
Segment reporting
Total segment income	19,273	11,714	24,469
Segment expenses	(3,635)	(3,959)	(9,100)
Adjustment for third-party interests | Capital provision
Segment reporting
Total segment income	29,823	21,027	34,833
Segment expenses	(3,635)	(3,959)	(9,100)
Adjustment for third-party interests | Asset Management and other services
Segment reporting
Total segment income	(11,641)	(9,378)	(10,970)
Adjustment for third-party interests | Other Corporate
Segment reporting
Total segment income	$ 1,091	$ 65	$ 606